Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	$ 211,162	RM 861,965	RM 818,351	RM 807,438
Interest expense on lease liabilities (Note 17)	20,869	85,187	114,732	182,280
Short-term lease expenses (Note 20)	12,438	50,772	64,807	62,689
Amounts related to lease liabilities recognized in profit or loss	$ 244,469	RM 997,924	RM 997,890	RM 1,052,407